PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total plan expense, net	$ 555	$ (393)	$ 558
Cost of sales
Disclosure of defined benefit plans [line items]
Total plan expense, net	220	(725)	197
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total plan expense, net	23	0	27
Financing costs - net
Disclosure of defined benefit plans [line items]
Total plan expense, net	312	332	334
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total plan expense, net	245	134	241
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total plan expense, net	$ 310	$ (527)	$ 317